Financial instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	$ 0	$ 0
Level 1 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	76,717	86,007
Level 1 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	11,565	0
Level 1 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 1 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 2 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	0	0
Level 2 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 2 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 2 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	(2,259)	481
Level 2 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	111	0
Level 3 | Gold stream obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities measured at fair value	(166,425)	(139,600)
Level 3 | Long-term investments (Note 8)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 3 | Short-term investments (Note 6)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 3 | Fuel derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	0	0
Level 3 | Gold derivative contracts (Note 17)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets measured at fair value	$ 0	$ 0